                                   CERTIFICATE

                           Johnson Mutual Funds Trust
                         File Nos. 33-52970 and 811-7254

         The undersigned, Secretary of the Johnson Mutual Funds Trust (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that:

                1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 9, the most recent amendment; and

                2. The text of Post-Effective Amendment No. 9 has been filed electronically.



Date:  April 23, 1998               JOHNSON MUTUAL FUNDS TRUST

                                    By: /s/  David C. Tedford, Secretary
                                        ---------------------------------
                                        David C. Tedford, Secretary

                                   CERTIFICATE


                           Johnson Mutual Funds Trust
                         File Nos. 33-52970 and 811-7254



         The undersigned, Secretary of the Johnson Mutual Funds Trust (the "Trust"), in lieu of filing under Section 497(c) of the Securities Act of 1933, as amended (the "Act"), hereby certifies that:

                1. The form of Prospectus and Statement of Additional Information that would have been filed under paragraph 497(c) of the Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 9, the most recent amendment; and

                2. The text of Post-Effective Amendment No. 9 has been filed electronically.




Date:  April 23, 1998                       JOHNSON MUTUAL FUNDS TRUST


                                            By: /s/ David C. Tedford
                                                ---------------------------
                                                David C. Tedford, Secretary